ACQUISITIONS AND DIVESTITURES - Acquisition of Acacia (Details) - USD ($) $ in Millions			3 Months Ended			9 Months Ended	12 Months Ended
	Jan. 01, 2020	Sep. 17, 2019	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	16.00%
Proportion of ownership interest in subsidiary							100.00%
Government of Tanzania
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests							16.00%
Acacia Mining PLC
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests		36.10%
Share for share exchange		0.168
Number of shares issued		24,836,670
Proportion of interest held by shareholders		1.00%
Increase (decrease) through change in equity of subsidiaries, equity				$ 70
Proportion of ownership interest in subsidiary			100.00%		100.00%	63.90%	84.00%